Earnings (Loss) Per Share (Details) - Schedule of net earnings (loss) per basic and diluted share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Net Earnings Loss Per Basic And Diluted Share Abstract
Net loss (in Dollars)	$ (6,083,670)	$ (1,298,122)	$ (12,944,628)	$ (3,892,715)
Less: deemed dividend for Earnout Shares (in Dollars)	(4,957,366)		(4,957,366)
Net loss attributable to common stockholders (in Dollars)	$ (11,041,036)	$ (1,298,122)	$ (17,901,994)	$ (3,892,715)
Weighted average shares used to compute basic and diluted EPS	16,535,661	9,637,962	11,983,183	9,637,962	678,406	678,400
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (0.67)	$ (0.13)	$ (1.49)	$ (0.4)	$ (22.3)	$ (10.6)
Stock options	3,934,165	3,359,932	3,934,165	3,359,932
Warrants	18,722,425		18,722,425
Earnout shares	7,499,993		7,499,993
Debentures	2,922,425		2,922,425
Total (in Dollars)	$ 33,079,008	$ 3,359,932	$ 33,079,008	$ 3,359,932